AXP(R)
                                                                        Tax-Free
                                                                      Money Fund
                                                          2002 SEMIANNUAL REPORT

American
  Express(R)
 Funds

(icon of) lock

AXP Tax-Free Money Fund seeks to provide shareholders with as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.



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Stability Without Taxes

Everyone needs to have a cash reserve to cover unexpected expenses. But where to keep it? It's easy to find an investment that provides stability and ready access to your money, but there's usually a drawback: You have to pay taxes on the interest the money earns.But there is an alternative -- AXP Tax-Free Money
Fund. The interest it pays is generally free from federal taxes. The result: A cash reserve that can let you keep the tax-exempt income it earns.

CONTENTS

From the Chairman                                   3

Portfolio Manager Q & A                             4

Fund Facts                                          6

Financial Statements                                7

Notes to Financial Statements                       9

Investments in Securities                          12

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2 AXP TAX-FREE MONEY FUND -- SEMIANNUAL REPORT



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(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

Although we see reason for optimism as the U.S. economy slowly improves, various factors continue to create uncertainty in the financial markets. Warnings about terrorist activities, doubts about the reliability of companies' financial information and growing unrest around the world have contributed to a volatile environment in 2002. While this short-term volatility is unsettling, we encourage you to keep a long-term perspective when it comes to your investments.
At times like these, it is important for you to assess your own financial needs, set short- and long-term goals and develop a plan to obtain these goals. Your personal financial advisor can be an important asset in helping you meet your goals.

American Express Financial Corporation has set its own goals to assist you in meeting yours. It has taken steps toward improving the competitive ranking and investment performance of the American Express Funds and expanding the range of investment options. The members of the Board, the majority of whom are independent from American Express Financial Corporation, oversee these efforts and believe the steps that have been taken show promise for meeting the goals.

This Fund will join the other American Express Funds in holding shareholder meetings in November. We believe it is important for your voice as a Fund shareholder to be heard. When you receive your proxy statement, please take the time to consider the proposals and vote. The Board's recommendation on each proposal will be outlined in the proxy statement.

On behalf of the Board,

Arne H. Carlson

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3 AXP TAX-FREE MONEY FUND -- SEMIANNUAL REPORT



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Portfolio Manager Q & A

Q: How did the Fund perform for the six-month period ended June 30, 2002?

A: In a fairly uneventful period for short-term securities, AXP Tax-Free Money
Fund generated a return of 0.45% during the six-month period. The annualized simple yield is 0.90% and the annualized compound yield is 0.91% for the seven-day period ended June 28, 2002.

Q: What factors affected the Fund's performance during the period?

A: This was a period where interest rates on short-term securities experienced very little movement. For example, the yield on three-month U.S. Treasury Bills was 1.68% as we began the period, and they ended the six-month span with a yield of 1.66%, with very little fluctuation either way throughout the period. It should be noted that interest rates on tax-free securities typically are lower than those of comparable taxable securities. The lack of movement in interest rates within the money markets can be attributed in large part to the fact that the Federal Reserve Board (the Fed) made no change to short-term interest rates during the six-month period. The Fed's inaction was a sharp contrast to 2001, when it trimmed interest rates 11 times. Within the market for short-term municipal securities, there was an adequate, though not overwhelming supply of new issues. As often occurs toward the end of June, when many states and municipalities see their own fiscal years come to an end, issuance tends to move higher. That was the case as the first six months of the Fund's fiscal year came to a close, creating more buying opportunities for us. In general, however, little of significance occurred that had a major impact on the Fund during the period.

Q: Did you make significant changes to the Fund during this period?

A: Any changes we made were less of a philosophical nature related to our view of the economy and more focused on being opportunistic. We began the period with a longer-than-average maturity within the portfolio, consistent with our expectations of a fairly stable interest rate environment. This strategy is designed to maintain a competitive dividend yield even in a time of such low interest rates, and we remained true to it throughout the period. When attractive opportunities arose to invest in one-year notes offered by selected issuers, we took advantage of the offers in an effort to help boost the Fund's yield. However, those opportunities did not occur often, and that limited our potential to extend the Fund's maturity. As always, we remained on the lookout for any chance to generate an advantage for our shareholders. (Some notes issued in the tax-free securities market are subject to the alternative minimum tax
(AMT). To avoid any federal income tax liability for investors who may be subject to the AMT, the Fund does not invest in such issues.)

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4 AXP TAX-FREE MONEY FUND -- SEMIANNUAL REPORT



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Q: What is your outlook for the months ahead?

A: Given the fact that the U.S. economy is moving in a positive direction, it seems possible that the Fed could boost short-term interest rates in order to stave off any threat of inflation. However, such a threat does not appear imminent at this time, and it could be many months before the Fed feels compelled to make such a move. As long as that is the case, interest rates within the market for tax-free money market securities should remain fairly stable. With a number of concerns ranging from global tensions to corporate accounting scandals affecting the investment markets, the risk of the economy overheating and generating more inflation seems minimal. That should result in a fairly calm interest rate environment within the market for short-term tax-free securities in the coming months.

Q: How are you positioning the Fund in light of your outlook?

A: For the time being, there seems little reason to change our approach to managing the Fund. We will closely monitor economic activity in an effort to anticipate the potential that the Federal Reserve will raise short-term interest rates. If such a move appears likely, I will adjust the Fund's position accordingly in order to protect against the negative impact of a rate hike. In the meantime, I will seek to take advantage of attractive opportunities as they become available.

Past performance does not guarantee future results. The Fund is neither insured nor guaranteed by the FDIC or any other government agency. Yields will fluctuate. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. The seven-day current yield more closely reflects the current earnings of the fund than the total return.

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5 AXP TAX-FREE MONEY FUND -- SEMIANNUAL REPORT



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Fund Facts

6-month performance
(All figures per share)

Net asset value (NAV)
June 30, 2002                                                     $1.00
Dec. 31, 2001                                                     $1.00
Increase                                                          $  --

Distributions -- Jan. 1, 2002 - June 30, 2002
From income                                                       $  --
From long-term capital gains                                      $  --
Total distributions                                               $  --
Total return*                                                    +0.45%
7-day yield**                                                    +0.90%

 * The total return is a hypothetical investment in the Fund with all distributions reinvested.

** The yield quotation more closely reflects the current annualized earnings of the money market fund compared to the total return quotation.

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6 AXP TAX-FREE MONEY FUND -- SEMIANNUAL REPORT



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Financial Statements

Statement of assets and liabilities
AXP Tax-Free Money Fund, Inc.

June 30, 2002 (Unaudited)

Assets
Investments in securities, at value (Note 1)
   (identified cost $194,968,718)                                                                      $194,968,718
Cash in bank on demand deposit                                                                              223,561
Accrued interest receivable                                                                                 683,091
Receivable for investment securities sold                                                                   200,209
                                                                                                            -------
Total assets                                                                                            196,075,579
                                                                                                        -----------

Liabilities
Dividends payable to shareholders                                                                             9,274
Accrued investment management services fee                                                                    1,911
Accrued transfer agency fee                                                                                     530
Accrued administrative services fee                                                                             159
Other accrued expenses                                                                                       33,732
                                                                                                             ------
Total liabilities                                                                                            45,606
                                                                                                             ------
Net assets applicable to outstanding capital stock                                                     $196,029,973
                                                                                                       ============

Represented by
Capital stock -- $.01 par value (Note 1)                                                               $  1,960,377
Additional paid-in capital                                                                              194,072,169
Excess of distributions over net investment income                                                           (2,000)
Accumulated net realized gain (loss)                                                                           (573)
                                                                                                               ----
Total -- representing net assets applicable to outstanding capital stock                               $196,029,973
                                                                                                       ============
Shares outstanding                                                                                      196,037,728
                                                                                                        -----------
Net asset value per share of outstanding capital stock                                                 $       1.00
                                                                                                       ------------

See accompanying notes to financial statements.

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7 AXP TAX-FREE MONEY FUND -- SEMIANNUAL REPORT



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


Statement of operations

AXP Tax-Free Money Fund, Inc.
Six months ended June 30, 2002 (Unaudited)

Investment income
Income:
Interest                                                                                                 $1,497,490
                                                                                                         ----------
Expenses (Note 2):
Investment management services fee                                                                          360,853
Transfer agency fee                                                                                          86,861
Incremental transfer agency fee                                                                               7,897
Administrative services fees and expenses                                                                    30,819
Compensation of board members                                                                                 4,825
Custodian fees                                                                                               15,776
Printing and postage                                                                                         30,646
Registration fees                                                                                            42,088
Audit fees                                                                                                   11,250
Other                                                                                                         1,295
                                                                                                              -----
Total expenses                                                                                              592,310
   Earnings credits on cash balances (Note 2)                                                                (8,118)
                                                                                                             ------
Total net expenses                                                                                          584,192
                                                                                                            -------
Investment income (loss) -- net                                                                             913,298
                                                                                                            -------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions (Note 3)                                                    3,471
                                                                                                              -----
Net increase (decrease) in net assets resulting from operations                                          $  916,769
                                                                                                         ==========
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Statements of changes in net assets
AXP Tax-Free Money Fund, Inc.

                                                                                June 30, 2002         Dec. 31, 2001
                                                                             Six months ended            Year ended
                                                                                  (Unaudited)

Operations and distributions
Investment income (loss) -- net                                                 $     913,298         $   4,476,568
Net realized gain (loss) on security transactions                                       3,471                    --
                                                                                        -----                    --
Net increase (decrease) in net assets resulting from operations                       916,769             4,476,568
                                                                                      -------             ---------
Distributions to shareholders from:
   Net investment income                                                             (915,344)           (4,476,522)
                                                                                     --------            ----------

Capital share transactions at constant $1 net asset value
Proceeds from sales of shares                                                     187,523,661           353,875,668
Net asset value of shares issued in reinvestment of distributions                     956,037             4,490,405
Payments for redemptions of shares                                               (199,551,274)         (377,796,331)
                                                                                 ------------          ------------
Increase (decrease) in net assets from capital share transactions                 (11,071,576)          (19,430,258)
                                                                                  -----------           -----------
Total increase (decrease) in net assets                                           (11,070,151)          (19,430,212)
Net assets at beginning of period                                                 207,100,124           226,530,336
                                                                                  -----------           -----------
Net assets at end of period                                                     $ 196,029,973         $ 207,100,124
                                                                                =============         =============
Undistributed (excess of distributions over) net investment income              $      (2,000)        $          46
                                                                                -------------         -------------

See accompanying notes to financial statements.

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8 AXP TAX-FREE MONEY FUND -- SEMIANNUAL REPORT



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Notes to Financial Statements

AXP Tax-Free Money Fund, Inc.

(Unaudited as to June 30, 2002)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is registered under the Investment Company Act of 1940 (as amended), as a diversified, open-end management investment company. The Fund has 10 billion authorized shares of capital stock. The Fund invests primarily in short-term bonds and notes issued by or on behalf of state or local governmental units.

The Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates
(e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Dividends to shareholders

Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

Other

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. EXPENSES

The Fund has agreements with American Express Financial Corporation (AEFC) to manage its portfolio and provide administrative services. Under an Investment
Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.36% to 0.25% annually.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.03% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service
Corporation (AECSC) maintains shareholder accounts and records. The Fund pays
AECSC an annual fee of $24 per shareholder account for this service.

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9 AXP TAX-FREE MONEY FUND -- SEMIANNUAL REPORT



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During the six months ended June 30, 2002, the Fund's custodian and transfer agency fees were reduced by $8,118 as a result of earnings credits from overnight cash balances.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities aggregated $373,538,124 and $385,060,000 respectively, for the six months ended June 30, 2002. Realized gains and losses, if any, are determined on an identified cost basis.

4. BANK BORROWINGS

The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended
June 30, 2002.

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10 AXP TAX-FREE MONEY FUND -- SEMIANNUAL REPORT



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


5. FINANCIAL HIGHLIGHTS

The table below shows certain important financial information for evaluating the Fund's results.

Per share income and capital changes(a)

Fiscal period ended Dec. 31,                                      2002(d)       2001         2000         1999         1998

Net asset value, beginning of period                             $1.00         $1.00        $1.00        $1.00        $1.00

Income from investment operations:

Net investment income (loss)                                       .01           .02          .03          .03          .03

Less distributions:

Dividends from net investment income                              (.01)         (.02)        (.03)        (.03)        (.03)

Net asset value, end of period                                   $1.00         $1.00        $1.00        $1.00        $1.00

Ratios/supplemental data

Net assets, end of period (in millions)                           $196          $207         $227         $206         $173

Ratio of expenses to average daily net assets(b)                  .59%(c)       .59%         .59%         .59%         .54%

Ratio of net investment income (loss)
to average daily net assets                                       .91%(c)      2.17%        3.45%        2.64%        2.93%

Total return                                                      .45%         2.21%        3.50%        2.68%        2.94%


Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Adjusted to an annual basis.

(d) Six months ended June 30, 2002 (Unaudited).

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11 AXP TAX-FREE MONEY FUND -- SEMIANNUAL REPORT



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Investments in Securities

AXP Tax-Free Money Fund, Inc.

June 30, 2002 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal notes

Issuer(b)                 Annualized                  Amount            Value(a)
                       yield on date              payable at
                         of purchase                maturity

Arizona (3.6%)
Salt River Agricultural Improvement & Power
     District C.P. Series 2002A
         07-09-02               1.35%             $2,000,000          $2,000,000
         08-05-02               1.35               2,000,000           2,000,000
         10-10-02               1.35               3,000,000           3,000,000
Total                                                                  7,000,000

California (2.6%)
State Anticipation Warrants
     Revenue Notes Series 2002A
         10-25-02               1.40               2,500,000           2,508,825
         10-25-02               1.80               2,500,000           2,500,384
Total                                                                  5,009,209

Colorado (1.0%)
State Health Facilities Authority Revenue Bonds
     Lenoir (KBC Bank N.V.) V.R. Series 2001A
         02-15-31               1.25               2,000,000(d)        2,000,000

District of Columbia (1.5%)
American Red Cross Revenue Bonds
     (Banc One) C.P. Series 2002
         08-02-02               1.65               1,000,000           1,000,000
         08-07-02               1.65               2,000,000           2,000,000
Total                                                                  3,000,000

Georgia (5.4%)
Burke County Development Authority
     Pollution Control Revenue Bonds
     (Georgia Power Vogtle) V.R. 3rd Series 1994
         07-01-24               1.90                 900,000(d)          900,000
Burke County Development Authority
     Pollution Control Revenue Bonds
     (Georgia Power Vogtle) V.R. 4th Series 1994
         07-01-24               1.90               5,400,000(d)        5,400,000
         07-01-24               2.00                 700,000(d)          700,000
Monroe County Development Authority
     Pollution Control Refunding Revenue Bonds
     (Georgia Power/Scherer) V.R.
     2nd Series 1995
         07-01-25               2.00                 800,000(d)          800,000
Monroe County Development Authority
     Pollution Control Refunding Revenue Bonds
     (Gulf Power Plant) V.R. 2nd Series 1994
         09-01-24               2.00               2,800,000(d)        2,800,000
Total                                                                 10,600,000

Illinois (8.4%)
Chicago General Obligation Tender Notes
     (Landesbank Hessen-Thuringen Girozentrale)
     Series 2002
         12-05-02               1.75               5,000,000           5,000,000
Chicago General Obligation Tender Notes
     (Bank of Montreal) V.R.
     Series 1997
         01-01-12               1.20               1,900,000(d)        1,900,000
Chicago Water Revenue Bonds
     2nd Lien (Banc One) V.R. Series 1999
         11-01-30               1.20               4,600,000(d)        4,600,000
Cook County Capital Improvement
     General Obligation Notes
     (Landesbank Hessen-Thuringen Girozentrale)
     V.R. Series 2002B
         11-01-31               1.43               5,000,000(d)        5,000,000
Total                                                                 16,500,000

Indiana (6.2%)
Marion Economic Development Revenue Bonds
     Wesleyan University (Banc One)
     V.R. Series 2000
         06-01-30               1.30              12,100,000(d)       12,100,000

Iowa (4.0%)
State School Anticipation Warrants
     Series 2002B
         01-30-03               2.24               2,750,000           2,760,126
State School T.R.A.N.
     Series 2002
         06-20-03               2.72               5,000,000           5,052,764
Total                                                                  7,812,890

See accompanying notes to investments in securities.

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12 AXP TAX-FREE MONEY FUND -- SEMIANNUAL REPORT



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Municipal notes (continued)

Issuer(b)                 Annualized                  Amount            Value(a)
                       yield on date              payable at
                         of purchase                maturity

Kentucky (3.8%)
Newport League of Cities Revenue Bonds
     (US Bank NA) V.R. Series 2002
         04-01-32               1.28%             $7,500,000(d)       $7,500,000

Louisiana (1.2%)
East Baton Rouge Parish Pollution Control
     Refunding Revenue Bonds
     (Exxon) V.R. Series 1993
         03-01-22               1.85               2,400,000(d)        2,400,000

Maryland (5.0%)
Montgomery County C.P. B.A.N. Series 1995
         08-27-02               1.30               1,500,000           1,500,000
         10-17-02               1.30               2,000,000           2,000,000
State Economic Development Revenue Bonds
     CHF-College Park LLC (Wachovia Corp) V.R.
     Series 2000A
         06-01-32               1.20               6,325,000(d)        6,325,000
Total                                                                  9,825,000

Minnesota (1.5%)
Southern Minnesota Municipal Power C.P.
     Series 2002B
         08-08-02               1.65               3,000,000           3,000,000

Missouri (0.1%)
State Health & Educational Facilities Authority
     Refunding Revenue Bonds
     (Washington University) V.R. Series 1996B
         09-01-30               1.85                 200,000(d)          200,000

Nebraska (4.1%)
State Public Power District C.P. Series 2002A
         09-05-02               1.30               2,000,000           2,000,000
         09-06-02               1.35               2,000,000           2,000,000
         09-09-02               1.35               2,000,000           2,000,000
         09-11-02               1.35               2,000,000           2,000,000
Total                                                                  8,000,000

Nevada (3.8%)
Las Vegas Valley Water District
     General Obligation Bonds
     Lt Water (Westdeutsche Landesbank
     Girozentrale) C.P. Series 2002A
         07-18-02               1.45               2,500,000           2,500,000
         07-25-02               1.45               2,500,000           2,500,000
         10-09-02               1.40               2,500,000           2,500,000
Total                                                                  7,500,000

New York (1.5%)
New York City B.A.N. Series 2003
         02-26-03               2.48               3,000,000           3,020,454

Oregon (1.0%)
State T.A.N. Series 2002A
         05-01-03               3.22               2,000,000           2,020,540

Pennsylvania (7.9%)
Harrisburg Authority Revenue Bonds
     (Bayerische Hypo Und Vereinsbank)
     V.R. Series 2001
         03-01-34               1.18              15,400,000(d)       15,400,000

Puerto Rico (2.3%)
Commonwealth of Puerto Rico T.R.A.N.
     Series 2001
         07-30-02               3.00               4,500,000(c)        4,503,299

South Carolina (4.1%)
Berkeley County Pollution Control Facilities
     Refunding Revenue Bonds
     (Amoco) V.R. Series 1994
         07-01-12               1.85                 500,000(d)          500,000
State Public Service Authority C.P. Series 2002
         08-09-02               1.45               2,500,000           2,500,000
         08-22-02               1.40               2,500,000           2,500,000
         09-10-02               1.40               2,500,000           2,500,000
Total                                                                  8,000,000

Tennessee (2.6%)
Met Nashville & Davidson County
     Health & Educational Facilities
     Revenue Bonds Belmont University
     (SunTrust Bank) V.R. Series 2002
         12-01-22               1.25               5,000,000(d)        5,000,000

Texas (10.5%)
Dallas Area Rapid Transit C.P. Series 2001C
         09-05-02               1.35               1,000,000           1,000,000
Harris County General Obligation C.P. Series A-1
         09-04-02               1.35               3,000,000           3,000,000
Lower Colorado River C.P. Series A
         08-06-02               1.50               3,000,000           3,000,000
San Antonio (Electric & Gas System) C.P.
     Series 2002A
         07-24-02               1.45               2,500,000           2,500,000
         09-12-02               1.45               3,500,000           3,500,000
State T.R.A.N. Series A
         08-29-02               3.74               7,500,000           7,518,032
Total                                                                 20,518,032

See accompanying notes to investments in securities.

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13 AXP TAX-FREE MONEY FUND -- SEMIANNUAL REPORT



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Municipal notes (continued)

Issuer(b)                 Annualized                  Amount            Value(a)
                       yield on date              payable at
                         of purchase                maturity

Utah (4.8%)
Intermountain Power Agency
     (Power Supply Service) C.P. Series 1985F
         07-11-02               1.47%             $2,500,000          $2,500,000
Intermountain Power Agency
     (Power Supply Service) C.P. Series 1997B-2
         07-05-02               1.50               2,500,000           2,500,000
Intermountain Power Agency
     (Power Supply Service) C.P. Series 1997B-5
         10-15-02               1.40               2,000,000           2,000,000
Intermountain Power Agency Revenue Bonds
     Power Supply Service (Landesbank Hessen-
     Thuringen Girozentrale) V.R. Series 1985F
         07-01-15               1.50               2,500,000(d)        2,500,000
Total                                                                  9,500,000

Virginia (5.5%)
Chesapeake Hospital Revenue Bonds
     Chesapeake General Hospital
     (SunTrust Bank) V.R. Series 2001A
         07-01-31               1.25               7,855,000(d)        7,855,000
Williamsburg Industrial Development Authority
     Revenue Bonds Colonial Willamsburg
     (Wachovia Corp) V.R. Series 1993
         11-01-35               1.25               3,000,000(d)        3,000,000
Total                                                                 10,855,000

Wisconsin (1.3%)
Milwaukee B.A.N. Series 2001
         08-29-02               3.49               2,500,000           2,504,294

Wyoming (5.7%)
Lincoln County Pollution Control Revenue Bonds
     (Exxon) V.R. Series 1985
         08-01-15               1.80               5,400,000(d)        5,400,000
Unita County Pollution Control Revenue Bonds
     (Amoco) V.R. Series 1998
         07-01-26               1.75               5,800,000(d)        5,800,000
Total                                                                 11,200,000

Total investments in securities
(Cost: $194,968,718)(e)                                             $194,968,718

See accompanying notes to investments in securities.

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14 AXP TAX-FREE MONEY FUND -- SEMIANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  The following abbreviations may be used in the portfolio descriptions:

     B.A.N.    --  Bond Anticipation Note
     C.P.      --  Commercial Paper
     R.A.N.    --  Revenue Anticipation Note
     T.A.N.    --  Tax Anticipation Note
     T.R.A.N.  --  Tax & Revenue Anticipation Note
     V.R.      --  Variable Rate
     V.R.D.N.  --  Variable Rate Demand Note

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States.

(d) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. However, for purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date. Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2002.

(e) Also represents the cost of securities for federal income tax purposes at June 30, 2002.

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15 AXP TAX-FREE MONEY FUND -- SEMIANNUAL REPORT

AXP Tax-Free Money Fund
70100 AXP Financial Center
Minneapolis, MN 55474

americanexpress.com

Ticker Symbol
Class A: ITFXX

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

S-6428 R (8/02)